Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

The Company’s cash and cash equivalents balance at December 31, 2025 and 2024, is denominated in the following currencies:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
US Dollars	164,446	117,638
New Israeli Shekels	2,796	5,243
Other currencies	10,606	3,343

	177,848	126,224